CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 27,449	$ 24,951	$ 16,023
Deposits with courts	0	1,930	2,067
Accounts receivable, net	530	246	0
Inventory	260	379	0
Other current assets	134	698	510
Total current assets	28,373	28,204	18,600
Intangible assets, net	3,426	16,476	17,625
Goodwill	4,863	4,863	0
Other assets	1,085	916	1,210
Total assets	37,747	50,459	37,435
Current liabilities
Accounts payable, accrued expenses and other current liabilities	6,327	5,855	4,732
Deferred revenue	439	175	0
Senior secured notes	800	3,111	0
Total current liabilities	7,566	9,141	4,732
Other Liabilities:
Derivative warrant liabilities	329	416	174
Other liabilities	140	386	1,349
Total liabilities	8,035	9,943	6,255
Commitments and contingencies
Stockholders' equity
Common stock, value	150	132	93	[1]
Additional paid-in capital	241,186	237,246	216,792	[1]
Accumulated deficit	(211,624)	(196,862)	(185,705)	[1]
Total stockholders' equity	29,712	40,516	31,180	[1]
Total liabilities and stockholders' equity	37,747	50,459	37,435
Series A convertible preferred stock [Member]
Stockholders' equity
Preferred stock, value	0	0	0	[1]
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	0	0	$ 0	[1]
Series C Junior Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	$ 0	$ 0

[1]	Adjusted to reflect the impact of the 1:10 reverse stock split that became effective on November 27, 2015.